CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues RUB	Dec. 31, 2012 Cost of revenues RUB	Dec. 31, 2011 Cost of revenues RUB	Dec. 31, 2013 Product development USD ($)	Dec. 31, 2013 Product development RUB	Dec. 31, 2012 Product development RUB	Dec. 31, 2011 Product development RUB	Dec. 31, 2013 Sales, general and administrative USD ($)	Dec. 31, 2013 Sales, general and administrative RUB	Dec. 31, 2012 Sales, general and administrative RUB	Dec. 31, 2011 Sales, general and administrative RUB
Share-based compensation expenses	$ 1.9	61.0	33.0	26.0	$ 13.3	435.0	221.0	153.0	$ 7.9	258.0	122.0	150.0